P*I*C PINNACLE
                            GROWTH FUND*BALANCED FUND
                            SMALL COMPANY GROWTH FUND


                       Supplement dated June 30, 1998 to
     Prospectus and Statement of Additional Information Dated March 2, 1998


The Board of Trustees of PIC Investment Trust has approved to change the Fund names to:

               PROVIDENT INVESTMENT COUNSEL PINNACLE BALANCED FUND

                PROVIDENT INVESTMENT COUNSEL PINNACLE GROWTH FUND

         PROVIDENT INVESTMENT COUNSEL PINNACLE SMALL COMPANY GROWTH FUND

                                      P*I*C
                                   GROWTH FUND
                                  MID CAP FUND
                            SMALL COMPANY GROWTH FUND


                        Supplement dated June 30, 1998 to
     Prospectus and Statement of Additional Information Dated March 2, 1998


The Board of Trustees of PIC Investment Trust has approved to change the Fund names to:

                    PROVIDENT INVESTMENT COUNSEL GROWTH FUND

                    PROVIDENT INVESTMENT COUNSEL MID CAP FUND

             PROVIDENT INVESTMENT COUNSEL SMALL COMPANY GROWTH FUND

                                      P*I*C
                              SMALL CAP GROWTH FUND

                        Supplement dated June 30, 1998 to
     Prospectus and Statement of Additional Information Dated March 2, 1998


The Board of Trustees of PIC Investment Trust has approved to change the Fund name to:

               PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND

                        PROVIDENT TAX-MANAGED GROWTH FUND

                        Supplement dated June 30, 1998 to
   Prospectus and Statement of Additional Information Dated December 31, 1997


The Board of Trustees of PIC Investment Trust has approved to change the Fund name to:

              PROVIDENT INVESTMENT COUNSEL TAX-MANAGED GROWTH FUND